Vanguard Small-Cap Growth Index Fund Expense Example - ETF Prospectus [Member] - Vanguard Small-Cap Growth Index Fund	Dec. 31, 2024 USD ($)
ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64